Business segment information	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Business segment information
19	Business segment information

(a)	The Company has four business segments, Scales, Pet Electronics Products, Rental and Management and Others for the fiscal years ended March 31, 2017 and 2018. The Chief Operating Decision Maker, identified as the Chief Executive Officer and Chief Financial Officer, reviews these segment results when making decisions about allocating revenues and assessing the performance of the Company.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.  Revenue from scale products was 68% (2017: 83%) of overall revenue of the Company for the fiscal year ended March 31, 2018, and the Company expects that the revenue will decrease for the next 12 months as one of our major customers has discontinued purchasing from us effective June 2017.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.  Revenue from pet electronics products was 16% (2017: 9%) of overall revenue of the Company for the fiscal year ended March 31, 2018, and the Company expects that the revenue from pet electronics products will continue to contribute a similar level of revenue for the next 12 months.

Rental and Management involve leasing out part of our factories and machinery to third parties.  The management decided to identify and expand the rental and management segment during the fiscal year ended March 31, 2018 with the signing of an agreement with Fangda, a property developer in Shenzhen, to cooperate in reconstructing and redeveloping the Shenzhen factory to generate more rental revenue in the future.  Revenue from rental and management was 16% (2017: 8%) of overall revenue of the Company for the fiscal year ended March 31, 2018, and the Company expects that the revenue from rental and management will increase for the next 12 months with additional revenue from leasing out two new factory buildings in our Xinxing facility.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales and pet electronics products, and (ii) sales of scrap materials.

The segment information in the years ended March 31, 2016 and 2017 have been restated in order to conform with the change in segment reporting in the year ended March 31, 2018.

The following table sets forth the percentage of net sales for each of the product lines mentioned above for the fiscal years ended March 31, 2016, 2017, and 2018:

	Year ended March 31,
Product Line	2016	2017	2018
Scales and Others	88%	83%	68%
Pet Electronics Products	6%	9%	16%
Rental and Management	6%	8%	16%
Total	100%	100%	100%

The accounting policies of the Company’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2016, 2017 and 2018 is as follows:

	Net sales	Operating income / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2016

Scales & Others	22,378	2,922	13,311	614	880
Pet Electronics Products	1,514	197	901	41	59
Rental and Management	1,478	183	4,714	680	-

Total operating segments	25,370	3,302	18,926	1,335	939
Corporate	-	-	4,095	-	-

Group	25,370	3,302	23,021	1,335	939

2017

Scales & Others	15,814	2,916	10,355	515	262
Pet Electronics Products	1,662	307	1,089	54	27
Rental and Management	1,476	(57)	5,465	748	-

Total operating segments	18,952	3,166	16,909	1,317	289
Corporate	-	-	4,057	-	-

Group	18,952	3,166	20,966	1,317	289

2018

Scales & Others	7,862	208	8,211	479	79
Pet Electronics Products	1,861	49	1,944	113	19
Rental and Management	1,800	(19)	5,622	784	266

Total operating segments	11,523	238	15,777	1,376	364
Corporate	-	-	8,978	-	-

Group	11,523	238	24,755	1,376	364

Operating income by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues.  Identifiable assets by segment are those assets that are used in the operation of that segment.  Corporate assets consist principally of cash and cash equivalents, investment in life insurance contracts, intangible assets and other identifiable assets not related specifically to individual segments.

(b)	The Company primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2017	2018
	$ in thousands	$ in thousands
Hong Kong	1,126	1,092
The PRC	9,168	9,342

Total property, plant and equipment	10,294	10,434

(c)	The following is a summary of net revenue by geographical areas constituting 10% or more of total revenue of the Company for the years ended March 31, 2016, 2017 and 2018:

	Year ended March 31,
	2016		2017		2018
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	14,062	55	10,356	55	4,807	42
Germany	4,568	18	2,797	15	3,621	31
The PRC	2,737	11	1,590	8	2,054	18
Netherlands	1,901	8	2,299	12	87	1

	23,268	92	17,042	90	10,569	92

(d)	The following is a summary of net revenue by customers constituting 10% or more of total revenue of the Company for the years ended March 31, 2016, 2017 and 2018:

		Year Ended March 31,
		2016		2017		2018
Customers	Segment	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	Scales	3,874	15	2,729	14	3,579	31
Customer B	Scales & Pet Electronics Products	1,738	7	1,563	8	1,662	14
Customer C	Scales	1,969	8	2,435	13	1,599	14
Customer D	Scales	14,145	56	8,472	45	1,115	10

		21,726	86	15,199	80	7,955	69